Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2011
Intangible Assets, Net (Textual)
Intangible assets useful life	Over the lives of the Exclusive Cooperation Agreements of 30 years for Taiyuan JV.
Finite lived intangible assets, fully impaired		$ 6,506,969